Members of the Management Board (Tables)	12 Months Ended
Dec. 31, 2018
Members Of Management Board
Schedule of Management Board Members

	Professor Dr. Hermann Lübbert	Thomas Schaffer	Christoph Dünwald
Non-performance-based salary component 2018	EUR 366 thousand	EUR 241 thousand	EUR 264 thousand
Non-performance-based salary component 2017	EUR 366 thousand	EUR 241 thousand	EUR 242 thousand
Non-performance-based salary component 2016	EUR 363 thousand	EUR 213 thousand	EUR 236 thousand
Performance-based salary component 2018	EUR 80 thousand	EUR 70 thousand	EUR 50 thousand
Performance-based salary component 2017	EUR 76 thousand	EUR 67 thousand	EUR 48 thousand
Performance-based salary component 2016	EUR 72 thousand	EUR 63 thousand	EUR 6 thousand
Income from the exercise of stock options 2018	EUR 94 thousand	EUR 83 thousand	-
Income from exercise of stock options 2017	-	-	-
Income from exercise of stock options 2016	-	-	-
Stock options (31.12.2018)	276,850	140,000	140,000
Fair value when granted (2018)	EUR 423 thousand	EUR 230 thousand	EUR 230 thousand
Stock options (31.12.2017)	236,850	125,000	90,000
Fair value when granted (2017)	EUR 299 thousand	EUR 145 thousand	EUR 112 thousand
Stock options (31.12.2016)	196,850	85,000	50,000
Fair value when granted (2016)	EUR 227 thousand	EUR 83 thousand	EUR 50 thousand
Thereof granted in 2018	80,000	50,000	50,000
Thereof granted in 2017	70,000	40,000	40,000
Thereof granted in 2016	80,000	50,000	50,000